Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2025
Depreciation and amortisation expense [abstract]
Schedule of depreciation and amortization
	March 31,
	2023	2024	2025
Depreciation	14,307	20,336	40,771
Amortization	119,196	122,920	206,682
Depreciation on right of use assets	56,649	54,271	61,446
Total	190,152	197,527	308,899